Schedule of Discontinued Operations (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Net assets disposed:
Cash	$ 0
Loss from discontinued operation	0
Discontinued Operations [Member]
Cash consideration received	800,000
Net assets disposed:
Cash	5,657
Capital assets	6,964
Mineral rights	800,000
Total Net Assets Disposed	812,621
Loss from discontinued operation	$ 12,621